UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Mid Cap Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Master Mid Cap Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 12/31/2009

Item 1 – Report to Stockholders

Master Mid Cap Index Series of Quantitative Master Series LLC
Annual Report, December 31, 2009

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

For the 12 months ended December 31, 2009, Master Mid Cap Index Series (the “Series”) of Quantitative Master Series LLC generated a return of 37.13%, underperforming the benchmark Standard & Poor’s (S&P) MidCap 400 Index, which returned 37.38%. The S&P MidCap 400 is a market-weighted index composed of 400 common stocks issued by mid-capitalization companies in a wide range of businesses.

Describe the market environment.

•

Following a very difficult 2008, during which the world experienced an unprecedented global financial and economic meltdown, stocks entered 2009 by falling another 35% in the United States as fears of depression and financial system nationalization gripped investors. From the March 2009 lows, stocks galloped higher as those fears dissipated and massive global monetary and fiscal stimuli began to reflate economic activity. We have described it as a tug of war between the forces of debt-induced deflation and those of policy-induced reflation. While deleveraging and other deflationary forces have not left the scene, consistent and aggressive policy ignited the reflationary process. 2009 produced negative real economic growth, weak nominal growth and significant earnings declines. Despite that backdrop, “risk” assets outperformed “safe” assets as cash on the sidelines (which was producing near-zero returns) moved back into the markets. Emerging markets handily beat developed markets. Inflation fell in most countries, and widespread deflation was avoided. Treasury rates moved modestly higher as the yield curve steepened. Quality spreads narrowed, and while equity markets remained volatile, they ended the year with sharp gains. Financial stocks and other low-quality securities led the way back, and energy was the standout sector performer. Government spending reached record proportions, and the year ended with cyclical stimulus leading the way while at the same time masking structural problems that remain.

•

On a total return basis, the Dow Jones Industrial Average gained 22.68%; the S&P 500 Index rose 26.46%; and the Nasdaq Composite advanced 45.32% (helped in large part by the exceptional performance of the technology sector).

•

Within the benchmark S&P MidCap 400 Index, all 10 sectors recorded positive returns for the period. Leading the charge were energy (+68.33%), information technology (+58.73%), materials (+55.80%) and consumer discretionary (+54.54%). Financials (+12.86%), telecommunication services (+14.00%) and consumer staples (+19.96%) finished with comparatively lower returns.

• The Series’ cash positions (11.3% at period end) are equitized using exchange-traded equity index futures and, therefore, do not have a material impact on performance.

Describe recent portfolio activity.

•

Throughout the 12-month period, as changes were made to the composition of the S&P MidCap 400 Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

Describe portfolio positioning at period end.

• The Series remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Master Mid Cap Index Series

Portfolio Information as of December 31, 2009

Sector Allocation	Percent of Long-Term Investments

Financials	19%
Information Technology	15
Industrials	15
Consumer Discretionary	14
Health Care	12
Energy	7
Utilities	7
Materials	6
Consumer Staples	4
Telecommunication Services	1

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Series may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

Master Mid Cap Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 0.5%	Alliant Techsystems, Inc. (a)	2,399	$211,760
	BE Aerospace, Inc. (a)	7,458	175,263

			387,023

Airlines - 0.3%	AirTran Holdings, Inc. (a)	10,550	55,071
	Alaska Air Group, Inc. (a)	2,624	90,685
	JetBlue Airways Corp. (a)	15,762	85,903

			231,659

Auto Components - 0.6%	BorgWarner, Inc.	8,510	282,702
	Gentex Corp.	10,127	180,767

			463,469

Automobiles - 0.1%	Thor Industries, Inc.	2,562	80,447

Beverages - 0.4%	Hansen Natural Corp. (a)	5,300	203,520
	PepsiAmericas, Inc.	4,007	117,245

			320,765

Biotechnology - 1.2%	OSI Pharmaceuticals, Inc. (a)	4,300	133,429
	United Therapeutics Corp. (a)	3,500	184,275
	Vertex Pharmaceuticals, Inc. (a)	14,054	602,214

			919,918

Building Products - 0.2%	Lennox International, Inc.	3,500	136,640

Capital Markets - 1.8%	Affiliated Managers Group, Inc. (a)	3,023	203,599
	Apollo Investment Corp.	12,592	120,002
	Eaton Vance Corp.	8,585	261,070
	Jefferies Group, Inc., New Shares (a)	8,972	212,906
	Raymond James Financial, Inc.	7,254	172,428
	SEI Investments Co.	9,652	169,103
	Waddell & Reed Financial, Inc., Class A	6,351	193,960

			1,333,068

Chemicals - 2.8%	Albemarle Corp.	6,562	238,660
	Ashland, Inc.	5,400	213,948
	Cabot Corp.	4,811	126,192
	Cytec Industries, Inc.	3,489	127,069
	Lubrizol Corp.	4,949	361,030
	Minerals Technologies, Inc.	1,387	75,550
	Olin Corp.	5,748	100,705
	RPM International, Inc.	9,524	193,623
	The Scotts Miracle-Gro Co.	3,266	128,386
	Sensient Technologies Corp.	3,624	95,311
	Terra Industries, Inc.	7,290	234,665
	Valspar Corp.	7,436	201,813

			2,096,952

Commercial Banks - 2.9%	Associated Banc-Corp.	9,426	103,780
	BancorpSouth, Inc.	5,400	126,684
	Bank of Hawaii Corp.	3,531	166,169
	Cathay General Bancorp	4,200	31,710
	City National Corp.	3,187	145,327

Master Mid Cap Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Commerce Bancshares, Inc.	5,160	$199,795
	Cullen/Frost Bankers, Inc. (b)	4,362	218,100
	FirstMerit Corp.	6,130	123,458
	Fulton Financial Corp.	13,100	114,232
	International Bancshares Corp.	3,600	68,148
	PacWest Bancorp	1,970	39,696
	SVB Financial Group (a)	3,050	127,155
	Synovus Financial Corp.	34,170	70,049
	TCF Financial Corp.	8,365	113,931
	Trustmark Corp.	4,100	92,414
	Valley National Bancorp	10,415	147,164
	Webster Financial Corp.	5,264	62,484
	Westamerica Bancorp. (c)	2,164	119,821
	Wilmington Trust Corp.	5,183	63,958

			2,134,075

Commercial Services & Supplies - 1.4%	The Brink’s Co.	3,361	81,807
	Clean Harbors, Inc. (a)	1,600	95,376
	Copart, Inc. (a)	4,788	175,384
	Corrections Corp. of America (a)	8,450	207,447
	Deluxe Corp.	3,614	53,451
	HNI Corp.	3,218	88,913
	Herman Miller, Inc.	3,842	61,395
	Mine Safety Appliances Co.	2,100	55,713
	Rollins, Inc.	2,959	57,050
	Waste Connections, Inc. (a)	5,900	196,706

			1,073,242

Communications Equipment - 1.7%	3Com Corp. (a)	28,581	214,358
	ADC Telecommunications, Inc. (a)	7,708	47,867
	Adtran, Inc.	4,257	95,995
	Ciena Corp. (a)	7,000	75,880
	CommScope, Inc. (a)	6,865	182,128
	F5 Networks, Inc. (a)	5,750	304,635
	Palm, Inc. (a)(c)	12,200	122,488
	Plantronics, Inc.	3,618	93,996
	Polycom, Inc. (a)	6,282	156,862

			1,294,209

Computers & Peripherals - 0.4%	Diebold, Inc.	4,724	134,398
	NCR Corp. (a)	11,940	132,892

			267,290

Construction & Engineering - 1.3%	Aecom Technology Corp. (a)	8,100	222,750
	Granite Construction, Inc.	2,581	86,876
	KBR, Inc.	11,710	222,490
	Shaw Group, Inc. (a)	6,120	175,950
	URS Corp. (a)	6,200	276,024

			984,090

Master Mid Cap Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Construction Materials - 0.4%	Martin Marietta Materials, Inc.	3,303	$295,321

Consumer Finance - 0.2%	AmeriCredit Corp. (a)(c)	7,306	139,106

Containers & Packaging - 1.3%	AptarGroup, Inc.	4,860	173,696
	Greif, Inc.	2,500	134,950
	Packaging Corp. of America	7,388	169,998
	Silgan Holdings, Inc.	2,000	115,760
	Sonoco Products Co.	7,120	208,260
	Temple-Inland, Inc.	7,840	165,502

			968,166

Distributors - 0.3%	LKQ Corp. (a)	10,100	197,859

Diversified Consumer Services - 1.6%	Brink’s Home Security Holdings, Inc. (a)	3,261	106,439
	Career Education Corp. (a)	5,148	120,000
	Corinthian Colleges, Inc. (a)	6,638	91,405
	ITT Educational Services, Inc. (a)	2,324	223,011
	Matthews International Corp., Class A	2,220	78,655
	Regis Corp.	4,062	63,245
	Service Corp. International	18,000	147,420
	Sotheby’s Holdings, Inc., Class A	4,975	111,838
	Strayer Education, Inc. (c)	1,050	223,115

			1,165,128

Diversified Financial Services - 0.3%	MSCI, Inc. (a)	7,400	235,320

Diversified Telecommunication Services - 0.3%	Cincinnati Bell, Inc. (a)	15,939	54,989
	TW Telecom, Inc. (a)	10,800	185,112

			240,101

Electric Utilities - 1.7%	Cleco Corp.	4,500	122,985
	DPL, Inc. (a)	8,599	237,332
	Great Plains Energy, Inc.	9,951	192,950
	Hawaiian Electric Industries, Inc.	6,776	141,618
	IDACORP, Inc.	3,518	112,400
	NV Energy, Inc.	17,318	214,397
	PNM Resources, Inc.	6,474	81,896
	Westar Energy, Inc.	8,023	174,260

			1,277,838

Electrical Equipment - 1.2%	Ametek, Inc.	7,877	301,216
	Hubbell, Inc. Class B	4,180	197,714
	Regal-Beloit Corp.	2,600	135,044
	Thomas & Betts Corp. (a)	3,827	136,968
	Woodward Governor Co.	4,000	103,080

			874,022

Electronic Equipment, Instruments & Components - 2.2%	Arrow Electronics, Inc. (a)	8,613	255,031
	Avnet, Inc. (a)	11,013	332,152
	Ingram Micro, Inc., Class A (a)	11,900	207,655
	Itron, Inc. (a)	2,900	195,953
	National Instruments Corp.	3,986	117,388
	Tech Data Corp. (a)	3,670	171,242

Master Mid Cap Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Trimble Navigation Ltd. (a)	8,600	$216,720
	Vishay Intertechnology, Inc. (a)	13,810	115,314

			1,611,455

Energy Equipment & Services - 2.6%	Atwood Oceanics, Inc. (a)	4,100	146,985
	Exterran Holdings, Inc. (a)	4,627	99,249
	Helix Energy Solutions Group, Inc. (a)	6,800	79,900
	Helmerich & Payne, Inc.	7,722	307,953
	Oceaneering International, Inc. (a)	4,000	234,080
	Patterson-UTI Energy, Inc.	11,487	176,325
	Pride International, Inc. (a)	12,767	407,395
	Superior Energy Services, Inc. (a)	5,760	139,910
	Tidewater, Inc.	3,901	187,053
	Unit Corp. (a)	3,000	127,500

			1,906,350

Food & Staples Retailing - 0.3%	BJ’s Wholesale Club, Inc. (a)	4,245	138,854
	Ruddick Corp.	2,840	73,073

			211,927

Food Products - 1.4%	Corn Products International, Inc.	5,490	160,473
	Flowers Foods, Inc.	5,800	137,808
	Green Mountain Coffee Roasters, Inc. (a)	2,600	211,822
	Lancaster Colony Corp.	1,461	72,612
	Ralcorp Holdings, Inc. (a)	4,100	244,811
	Smithfield Foods, Inc. (a)	10,080	153,115
	Tootsie Roll Industries, Inc.	1,754	48,025

			1,028,666

Gas Utilities - 2.2%	AGL Resources, Inc.	5,518	201,241
	Atmos Energy Corp.	6,700	196,980
	Energen Corp.	5,300	248,040
	National Fuel Gas Co.	5,908	295,400
	Oneok, Inc.	7,772	346,398
	UGI Corp.	8,000	193,520
	WGL Holdings, Inc.	3,648	122,354

			1,603,933

Health Care Equipment & Supplies - 3.4%	Beckman Coulter, Inc. (b)	5,033	329,359
	Edwards Lifesciences Corp. (a)	4,195	364,336
	Gen-Probe, Inc. (a)	3,675	157,658
	Hill-Rom Holdings, Inc.	4,450	106,756
	Hologic, Inc. (a)	18,718	271,411
	Idexx Laboratories, Inc. (a)(c)	4,300	229,792
	Immucor, Inc. (a)	5,200	105,248
	Kinetic Concepts, Inc. (a)	4,400	165,660
	Masimo Corp. (a)	3,700	112,554
	ResMed, Inc. (a)	5,600	292,712
	Steris Corp.	4,294	120,103

Master Mid Cap Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Teleflex, Inc.	2,952	$159,083
	Thoratec Corp. (a)	4,200	113,064

			2,527,736

Health Care Providers & Services - 2.9%	Community Health Systems, Inc. (a)	6,806	242,294
	Health Management Associates, Inc., Class A (a)	18,230	132,532
	Health Net, Inc. (a)	7,713	179,636
	Henry Schein, Inc. (a)	6,578	346,003
	Kindred Healthcare, Inc. (a)	2,630	48,550
	LifePoint Hospitals, Inc. (a)	4,033	131,113
	Lincare Holdings, Inc. (a)	5,063	187,939
	Omnicare, Inc.	8,550	206,739
	Owens & Minor, Inc.	3,100	133,083
	Psychiatric Solutions, Inc. (a)	4,200	88,788
	Universal Health Services, Inc., Class B	7,054	215,147
	VCA Antech, Inc. (a)	6,050	150,766
	WellCare Health Plans, Inc. (a)	3,130	115,059

			2,177,649

Health Care Technology - 0.6%	Cerner Corp. (a)	4,990	411,376

Hotels, Restaurants & Leisure - 1.6%	Bob Evans Farms, Inc.	2,255	65,282
	Boyd Gaming Corp. (a)	4,220	35,321
	Brinker International, Inc.	7,725	115,257
	The Cheesecake Factory, Inc. (a)	4,532	97,846
	Chipotle Mexican Grill, Inc., Class A (a)	2,360	208,058
	International Speedway Corp., Class A	2,064	58,721
	Life Time Fitness, Inc. (a)	2,890	72,048
	Panera Bread Co., Class A (a)	2,300	154,031
	Scientific Games Corp., Class A (a)	4,600	66,930
	WMS Industries, Inc. (a)	3,900	156,000
	Wendy’s	27,375	128,389

			1,157,883

Household Durables - 1.6%	American Greetings Corp., Class A	2,982	64,978
	KB Home	5,200	71,136
	MDC Holdings, Inc.	2,700	83,808
	Mohawk Industries, Inc. (a)	4,130	196,588
	NVR, Inc. (a)	438	311,291
	Ryland Group, Inc.	3,217	63,375
	Toll Brothers, Inc. (a)	9,877	185,786
	Tupperware Corp.	4,645	216,318

			1,193,280

Household Products - 0.8%	Church & Dwight Co., Inc. (b)	5,143	310,894
	Energizer Holdings, Inc. (a)	5,070	310,690

			621,584

IT Services - 2.6%	Acxiom Corp. (a)	5,499	73,796
	Alliance Data Systems Corp. (a)(c)	3,781	244,215

Master Mid Cap Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Broadridge Financial Solutions LLC	10,330	$233,045
	Convergys Corp. (a)	8,600	92,450
	DST Systems, Inc. (a)	2,957	128,777
	Gartner, Inc., Class A (a)	4,227	76,255
	Global Payments, Inc.	5,970	321,544
	Hewitt Associates, Inc., Class A (a)	6,000	253,560
	Lender Processing Services, Inc.	7,000	284,620
	Mantech International Corp., Class A (a)	1,600	77,248
	NeuStar, Inc. Class A (a)	5,390	124,186
	SRA International, Inc., Class A (a)	2,900	55,390

			1,965,086

Independent Power Producers & Energy Traders - 0.1%	Dynegy, Inc. Class A (a)	35,400	64,074

Industrial Conglomerates - 0.2%	Carlisle Cos., Inc.	4,542	155,609

Insurance - 3.8%	American Financial Group, Inc.	5,574	139,071
	Arthur J. Gallagher & Co.	7,361	165,696
	Brown & Brown, Inc. (b)	8,510	152,925
	Everest Re Group Ltd.	4,430	379,562
	Fidelity National Title Group, Inc., Class A	16,768	225,697
	First American Corp.	7,429	245,974
	HCC Insurance Holdings, Inc.	8,299	232,123
	The Hanover Insurance Group, Inc.	3,730	165,724
	Horace Mann Educators Corp.	2,900	36,250
	Mercury General Corp.	2,450	96,187
	Old Republic International Corp.	17,701	177,718
	Protective Life Corp.	6,270	103,769
	Reinsurance Group of America, Inc.	5,200	247,780
	Stancorp Financial Group, Inc.	3,562	142,551
	Unitrin, Inc.	3,464	76,381
	W.R. Berkley Corp.	9,966	245,562

			2,832,970

Internet & Catalog Retail - 0.2%	NetFlix, Inc. (a)	3,240	178,654

Internet Software & Services - 0.8%	AOL, Inc. (a)	8,000	186,240
	Digital River, Inc. (a)	3,000	80,970
	Equinix, Inc. (a)	2,800	297,220
	ValueClick, Inc. (a)	6,470	65,476

			629,906

Life Sciences Tools & Services - 1.8%	Affymetrix, Inc. (a)	5,300	30,952
	Bio-Rad Laboratories, Inc., Class A (a)	1,300	125,398
	Charles River Laboratories International, Inc. (a)	4,874	164,205
	Covance, Inc. (a)	4,718	257,461
	Mettler Toledo International, Inc. (a)	2,500	262,475
	Pharmaceutical Product Development, Inc.	8,700	203,928

Master Mid Cap Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Techne Corp.	2,625	$179,970
	Varian, Inc. (a)	2,121	109,316

			1,333,705

Machinery - 4.8%	AGCO Corp. (a)	6,805	220,074
	Bucyrus International, Inc.	5,500	310,035
	Crane Co.	3,391	103,832
	Donaldson Co., Inc.	5,605	238,437
	Federal Signal Corp.	3,200	19,264
	Graco, Inc.	4,383	125,222
	Harsco Corp.	5,824	187,708
	IDEX Corp.	5,960	185,654
	Joy Global, Inc.	7,462	384,965
	Kennametal, Inc.	5,900	152,928
	Lincoln Electric Holdings, Inc.	3,100	165,726
	Nordson Corp.	2,499	152,889
	Oshkosh Corp.	6,500	240,695
	Pentair, Inc.	7,254	234,304
	SPX Corp.	3,610	197,467
	Terex Corp. (a)	7,700	152,537
	Timken Co.	5,975	141,667
	Trinity Industries, Inc.	5,803	101,204
	Valmont Industries, Inc.	1,400	109,830
	Westinghouse Air Brake Technologies Corp.	3,510	143,348

			3,567,786

Marine - 0.3%	Alexander & Baldwin, Inc.	2,921	99,986
	Kirby Corp. (a)	3,900	135,837

			235,823

Media - 0.8%	DreamWorks Animation SKG, Inc., Class A (a)	5,500	219,725
	Harte-Hanks, Inc.	2,617	28,211
	John Wiley & Sons, Inc., Class A	3,050	127,734
	Lamar Advertising Co., Class A (a)(c)	4,000	124,360
	Scholastic Corp.	1,905	56,826

			556,856

Metals & Mining - 1.0%	Carpenter Technology Corp.	3,260	87,857
	Commercial Metals Co.	8,300	129,895
	Reliance Steel & Aluminum Co.	4,700	203,134
	Steel Dynamics, Inc.	16,000	283,520
	Worthington Industries, Inc.	4,427	57,861

			762,267

Multi-Utilities - 1.8%	Alliant Energy Corp.	7,913	239,447
	Black Hills Corp.	2,874	76,535
	MDU Resources Group, Inc.	13,728	323,981
	NSTAR	7,879	289,947

Master Mid Cap Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	OGE Energy Corp.	7,119	$262,620
	Vectren Corp.	5,826	143,786

			1,336,316

Multiline Retail - 0.6%	99 Cents Only Stores (a)	3,476	45,431
	Dollar Tree, Inc. (a)	6,513	314,578
	Saks, Inc. (a)	11,871	77,874

			437,883

Office Electronics - 0.2%	Zebra Technologies Corp. Class A (a)	4,296	121,835

Oil, Gas & Consumable Fuels - 3.5%	Arch Coal, Inc.	11,910	264,997
	Bill Barrett Corp. (a)	2,780	86,486
	Cimarex Energy Co.	6,100	323,117
	Comstock Resources, Inc. (a)	3,400	137,938
	Encore Acquisition Co. (a)	4,120	197,842
	Forest Oil Corp. (a)	8,307	184,831
	Frontier Oil Corp.	7,900	95,116
	Mariner Energy, Inc. (a)	7,400	85,914
	Newfield Exploration Co. (a)	9,715	468,554
	Overseas Shipholding Group, Inc.	1,774	77,967
	Patriot Coal Corp. (a)	5,500	85,030
	Plains Exploration & Production Co. (a)	10,167	281,219
	Quicksilver Resources, Inc. (a)	8,400	126,084
	Southern Union Co.	9,100	206,570

			2,621,665

Paper & Forest Products - 0.1%	Louisiana-Pacific Corp. (a)	8,610	60,098

Personal Products - 0.5%	Alberto-Culver Co.	6,300	184,527
	NBTY, Inc. (a)	4,500	195,930

			380,457

Pharmaceuticals - 0.9%	Endo Pharmaceuticals Holdings, Inc. (a)	8,380	171,874
	Medicis Pharmaceutical Corp., Class A	4,200	113,610
	Perrigo Co.	5,783	230,395
	Valeant Pharmaceuticals International (a)	5,073	161,271

			677,150

Professional Services - 1.2%	Corporate Executive Board Co.	2,525	57,621
	FTI Consulting, Inc. (a)	3,900	183,924
	Korn/Ferry International (a)	3,339	55,094
	MPS Group, Inc. (a)	6,588	90,519
	Manpower, Inc.	5,798	316,455
	Navigant Consulting, Inc. (a)	3,530	52,456
	Watson Wyatt Worldwide, Inc. (a)	3,200	152,064

			908,133

Real Estate Investment Trusts (REITs) - 6.4%	AMB Property Corp.	10,496	268,173
	Alexandria Real Estate Equities, Inc. (c)	3,150	202,514
	BRE Properties	3,800	125,704
	Camden Property Trust	4,700	199,139
	Corporate Office Properties Trust	4,300	157,509

Master Mid Cap Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Cousins Properties, Inc.	6,831	$52,118
	Duke Realty Corp.	16,510	200,927
	Equity One, Inc.	2,560	41,395
	Essex Property Trust, Inc.	2,200	184,030
	Federal Realty Investment Trust	4,500	304,740
	Highwoods Properties, Inc.	5,264	175,554
	Hospitality Properties Trust (a)	8,810	208,885
	Liberty Property Trust	8,098	259,217
	The Macerich Co.	6,918	248,704
	Mack-Cali Realty Corp.	5,765	199,296
	Nationwide Health Properties, Inc.	8,230	289,531
	Omega Healthcare Investors, Inc.	6,100	118,645
	Potlatch Corp.	2,963	94,460
	Rayonier, Inc.	5,616	236,771
	Realty Income Corp. (c)	7,700	199,507
	Regency Centers Corp.	6,025	211,237
	SL Green Realty Corp.	5,700	286,368
	Senior Housing Properties Trust	9,000	196,830
	UDR, Inc.	11,143	183,191
	Weingarten Realty Investors	7,775	153,867

			4,798,312

Real Estate Management & Development - 0.2%	Jones Lang LaSalle, Inc.	3,020	182,408

Road & Rail - 1.0%	Con-way, Inc.	3,695	128,992
	J.B. Hunt Transport Services, Inc.	6,296	203,172
	Kansas City Southern (a)	6,900	229,701
	Landstar System, Inc.	3,800	147,326
	Werner Enterprises, Inc.	3,433	67,939

			777,130

Semiconductors & Semiconductor Equipment - 2.3%	Atmel Corp. (a)	33,270	153,375
	Cree, Inc. (a)(c)	7,643	430,836
	Fairchild Semiconductor International, Inc. (a)	9,407	93,976
	Integrated Device Technology, Inc. (a)	12,320	79,710
	International Rectifier Corp. (a)	5,324	117,767
	Intersil Corp., Class A	9,363	143,628
	Lam Research Corp. (a)	9,309	365,006
	RF Micro Devices, Inc. (a)	20,271	96,693
	Semtech Corp. (a)	4,507	76,664
	Silicon Laboratories, Inc. (a)	3,264	157,782

			1,715,437

Software - 3.3%	ACI Worldwide, Inc. (a)	2,421	41,520
	Advent Software, Inc. (a)	1,100	44,803
	Ansys, Inc. (a)	6,400	278,144
	Cadence Design Systems, Inc. (a)	19,529	116,979

Master Mid Cap Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Factset Research Systems, Inc.	3,100	$204,197
	Fair Isaac Corp.	3,626	77,270
	Informatica Corp. (a)	6,400	165,504
	Jack Henry & Associates, Inc.	6,217	143,737
	Mentor Graphics Corp. (a)	6,843	60,424
	Micros Systems, Inc. (a)	5,900	183,077
	Parametric Technology Corp. (a)	8,800	143,792
	Quest Software, Inc. (a)	4,500	82,800
	Rovi Corp. (a)	7,402	235,902
	Solera Holdings, Inc.	5,100	183,651
	Sybase, Inc. (a)	6,112	265,261
	Synopsys, Inc. (a)	10,869	242,161

			2,469,222

Specialty Retail - 4.2%	Aaron’s, Inc.	4,000	110,920
	Advance Auto Parts, Inc.	6,975	282,348
	American Eagle Outfitters, Inc.	15,427	261,950
	AnnTaylor Stores Corp. (a)	4,500	61,380
	Aéropostale, Inc. (a)	4,950	168,547
	Barnes & Noble, Inc. (c)	2,976	56,752
	CarMax, Inc. (a)(b)	16,222	393,383
	Chico’s FAS, Inc. (a)	13,084	183,830
	Coldwater Creek, Inc. (a)	3,800	16,948
	Collective Brands, Inc. (a)	4,845	110,321
	Dick’s Sporting Goods, Inc. (a)	6,340	157,676
	Foot Locker, Inc.	11,725	130,617
	Guess?, Inc.	4,200	177,660
	J. Crew Group, Inc. (a)	4,100	183,434
	PetSmart, Inc.	8,941	238,635
	Rent-A-Center, Inc. (a)	4,882	86,509
	Urban Outfitters, Inc. (a)	9,475	331,530
	Williams-Sonoma, Inc.	7,569	157,284

			3,109,724

Textiles, Apparel & Luxury Goods - 0.9%	Fossil, Inc. (a)	3,400	114,104
	Hanesbrands, Inc. (a)	6,800	163,948
	Phillips-Van Heusen Corp.	3,770	153,364
	Timberland Co., Class A (a)	3,186	57,125
	Under Armour, Inc., Class A (a)	2,700	73,629
	The Warnaco Group, Inc. (a)	3,410	143,868

			706,038

Thrifts & Mortgage Finance - 1.3%	Astoria Financial Corp.	6,029	74,940
	First Niagara Financial Group, Inc.	13,500	187,785
	New York Community Bancorp, Inc. (c)	30,788	446,734
	NewAlliance Bancshares, Inc.	7,900	94,879
	Washington Federal, Inc.	7,913	153,037

			957,375

Master Mid Cap Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Tobacco - 0.1%	Universal Corp.	1,852	$84,470

Trading Companies & Distributors - 0.4%	GATX Corp.	3,495	100,481
	MSC Industrial Direct Co., Class A	3,300	155,100
	United Rentals, Inc. (a)	4,562	44,753

			300,334

Water Utilities - 0.2%	Aqua America, Inc. (c)	10,001	175,117

Wireless Telecommunication Services - 0.4%	Syniverse Holdings, Inc. (a)	4,800	83,904
	Telephone & Data Systems, Inc.	6,158	208,879
	Telephone & Data Systems, Inc.
	(Special Shares)	883	26,667

			319,450

	Total Long-Term Investments
	(Cost - $45,898,547) - 88.4%		65,988,837

	Short-Term Securities

	BlackRock Liquidity Funds, TempCash,
	Institutional Class, 0.17% (d)(e)	8,421,486	8,421,486

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.29% (d)(e)(f)	$2,280	2,279,550

Total Short-Term Securities (Cost - $10,701,036) - 14.4%		10,701,036

Total Investments (Cost - $56,599,583*) - 102.8%		76,689,873
Liabilities in Excess of Other Assets - (2.8)%		(2,061,808)

Net Assets - 100.0%		$74,628,065

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$57,549,211

Gross unrealized appreciation	$20,280,234
Gross unrealized depreciation	(1,139,572)

Net unrealized appreciation	$19,140,662

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(c)	Security, or a portion of security, is on loan.

(d)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	$8,421,486	$24,142
BlackRock Liquidity Series, LLC Cash Sweep Series	$(6,375,702)	$8,333
BlackRock Liquidity Series, LLC Money Market Series	$(1,586,900)	$70,045

Master Mid Cap Index Series

Schedule of Investments December 31, 2009

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from securities loans.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•	Financial futures contracts purchased as of December 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation

116	S&P 400 MidCap Index	March 2010	$8,117,424	$291,416

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments[1]	$65,988,837
Short-Term Securities	8,421,486

Total Level 1	74,410,323

Level 2 - Short-Term Securities	2,279,550
Level 3	—

Total	$76,689,873

1 See above Schedule of Investments for values in each industry.

Valuation Inputs	Other Financial Instruments[2]

Assets

Level 1	$291,416
Level 2	—
Level 3	—

Total	$291,416

2 Other financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

Master Mid Cap Index Series

STATEMENT OF ASSETS AND LIABILITIES

	December 31, 2009

Assets:	Investments at value - unaffiliated (including securities loaned of $2,197,627) (cost - $45,898,547)	$65,988,837
	Investments at value - affiliated (cost - $10,701,036)	10,701,036
	Investments sold receivable	194,773
	Contributions receivable from investors	169,924
	Dividends receivable	64,472
	Securities lending income receivable - affiliated	1,912
	Prepaid expenses	25,800

	Total assets	77,146,754

Liabilities:	Collateral at value - securities loaned	2,279,550
	Investments purchased payable	115,708
	Margin variation payable	106,720
	Other affiliates payable	723
	Directors’ fees payable	262
	Investment advisory fees payable	15
	Other accrued expenses payable	15,398
	Other liabilities	313

	Total liabilities	2,518,689

Net Assets:	Net Assets	$74,628,065

Net Assets Consist of:	Investors’ capital	$54,246,359
	Net unrealized appreciation/depreciation	20,381,706

	Net Assets	$74,628,065

	See Notes to Financial Statements.

Master Mid Cap Index Series

STATEMENT OF OPERATIONS

	Year Ended December 31, 2009

Investment Income:	Dividends	$1,617,057
	Securities lending - affiliated	70,045
	Income - affiliated	32,475

	Total income	1,719,577

Expenses:	Professional	47,469
	Accounting services	41,056
	Directors	18,215
	Custodian	17,210
	Investment advisory	11,520
	Registration	10,000
	Printing	6,806
	Miscellaneous	7,249

	Total expenses	159,525
	Less fees waived by advisor	(4,549)

	Total expenses after fees waived	154,976

	Net investment income	1,564,601

Realized and Unrealized Gain (Loss):	Net realized gain (loss) from:
	Investments	859,882
	In-kind redemption	(9,110,131)
	Financial futures contracts	1,320,359

		(6,929,890)

	Net change in unrealized appreciation/depreciation on:
	Investments	47,520,556
	Financial futures contracts	(190,652)

		47,329,904

	Total realized and unrealized gain	40,400,014

	Net Increase in Net Assets Resulting from Operations	$41,964,615

	See Notes to Financial Statements.

Master Mid Cap Index Series

STATEMENTS OF CHANGES IN NET ASSETS

		Year Ended December 31,

	Increase (Decrease) in Net Assets:	2009	2008

Operations:	Net investment income	$1,564,601	$2,436,144
	Net realized loss	(6,929,890)	(2,466,423)
	Net change in unrealized appreciation/depreciation	47,329,904	(54,557,283)

	Net increase (decrease) in net assets resulting from operations	41,964,615	(54,587,562)

Capital Transactions:	Proceeds from contributions	59,598,833	95,651,193
	Value of withdrawals	(131,544,730)	(104,200,732)

	Net decrease in net assets derived from capital transactions	(71,945,897)	(8,549,539)

Net Assets:	Total decrease in net assets	(29,981,282)	(63,137,101)
	Beginning of year	104,609,347	167,746,448

	End of year	$74,628,065	$104,609,347

	See Notes to Financial Statements.

Master Mid Cap Index Series

FINANCIAL HIGHLIGHTS

		Year Ended December 31,

		2009	2008	2007	2006	2005

Total Investment Return:	Total investment return	37.13%	(36.25)%	7.98%	10.30%	12.56%

Ratios to Average Net Assets:	Total expenses	0.14%	0.14%	0.10%	0.09%	0.08%

	Total expenses after fees waived	0.13%	0.14%	0.10%	0.09%	0.08%

	Net investment income	1.36%	1.70%	1.49%	1.61%	1.50%

Supplemental Data:	Net assets, end of year (000)	$74,628	$104,609	$167,746	$120,365	$150,533

	Portfolio turnover	31%	33%	23%	28%	23%

	See Notes to Financial Statements.

Master Mid Cap Index Series

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies:

Master Mid Cap Index Series (the “Series”), a non-diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: The Series’ policy is to value instruments at fair value. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value.

The Series values its investment in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. The Money Market Series’ investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the SEC require that the Series either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Securities Lending: The Series may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. The Series typically receives the income on the loaned securities but does not receive income on the collateral. The Series may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Series may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2009. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board (“FASB”) for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Series’ financial statements and disclosures, if any, is currently being assessed.

In January 2010, the FASB issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Series’ financial statements and disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

The Series may engage in various portfolio investment strategies both to increase the return of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not perform under the contract. To the extent amounts due to the Series from their counterparties are not fully collateralized contractually or otherwise, the Series bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. Counterparty risk related to exchange-traded financial futures contracts is minimal because of the protection against defaults provided by the exchange on which they trade.

Financial Futures Contracts: The Series may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:

Value of Derivative Instruments as of December 31, 2009

Asset Derivatives

Statement of Assets and
	Liabilities Location	Value

Equity	Net unrealized	$ 291,416
contracts*	appreciation/depreciation

* Includes cumulative unrealized appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations
Year Ended December 31, 2009

Net Realized Gain (Loss) from

Financial Futures Contracts

Equity contracts	$ 1,320,359

Net Change in Unrealized Appreciation/Depreciation on

Financial Futures Contracts

Equity contracts	$ (190,652)

For the year ended December 31, 2009, the average derivative activity was as follows:

Futures:
Average number of contracts	99
Average value	$169,849

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Series, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the average daily value of the Series’ net assets.

The Manager has agreed to waive its advisory fee by the amount of investment advisory fees the Series pays to the Manager directly through its investment in affiliated money market funds. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Manager.

For the year ended December 31, 2009, the Series reimbursed the Manager $2,520 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, has received an exemptive order from the SEC permitting it to, among other things, pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Series on such investments is shown as securities lending - affiliated in the Statement of Operations. For the year ended December 31, 2009, BIM received $17,115 in securities lending agent fees.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2009 were $32,273,970 and $100,794,119, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which was renewed until November 2010. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series’ current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. Prior to its renewal, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2008; a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations, and interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one-month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) on amounts borrowed. Effective November 2009, the credit agreement was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Series did not borrow under the credit agreement during the year ended December 31, 2009.

6. Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Series may be exposed to counterparty risk, or the risk that an entity with which the Series has unsettled or open transactions may default. Financial assets, which potentially expose the Series to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Series’ exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series’ financial statements through March 1, 2010, the date the financial statements were issued, and has determined there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Investors and Board of Directors of
Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Mid Cap Index Series, one of the portfolios constituting Quantitative Master Series LLC, (the “Master LLC”) as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Mid Cap Index Series of Quantitative Master Series LLC as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Princeton, New Jersey
March 1, 2010

MASTER MID CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

          The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of Quantitative Master Series LLC (the “Master LLC”) met on April 16, 2009 and May 21-22, 2009 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of Master Mid Cap Index Series (the “Portfolio”), a series of the Master LLC. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”) with respect to the Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

          The Board of the Master LLC consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Performance Oversight and Contract Committee and the Executive Committee, which each have one interested Board Member) and is chaired by Independent Board Members.

The Agreements

          Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements.

          Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against an applicable benchmark, as well as senior management and portfolio managers’ analysis of the reasons for any underperformance against its benchmark; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services, such as marketing and distribution and fund accounting; (c) Portfolio operating expenses; (d) the resources devoted to and compliance reports relating to the Portfolio’s investment objective, policies and restrictions, (e) the Master LLC’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality; (j) BlackRock’s implementation of the Master LLC’s valuation and liquidity procedures; and (k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

          The Approval Process: Prior to the April 16, 2009 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Portfolio management fees as compared with a peer group of funds as determined by Lipper (collectively, “Peers”) and the gross investment performance of the Portfolio as compared with its benchmark index; (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Portfolio to BlackRock; and (f) an internal comparison of management fees classified by Lipper, if applicable.

          At an in-person meeting held on April 16, 2009, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 16, 2009 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 21-22, 2009 Board meeting.

          At an in-person meeting held on May 21-22, 2009, the Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Portfolio, each for a one-year term ending June 30, 2010. The Board considered all factors it believed relevant with respect to the Portfolio, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Portfolio; (d) economies of scale; and (e) other factors.

          The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

          A.          Nature, Extent and Quality of the Services

          The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of the Standard & Poor’s® Mid Cap 400 Index, its benchmark index. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio’s portfolio management team discussing Portfolio performance and the Portfolio’s investment objective, strategies and outlook.

          The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to the Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

          In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates provide the Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Portfolio with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

          B.          The Investment Performance of the Portfolio and BlackRock

          The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April 16, 2009 meeting, the Board was provided with information compiled by the Manager comparing the Portfolio’s performance for the one-, three- and five-year periods with its benchmark index. The Board regularly reviews the performance of the Portfolio throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

          The Board noted that, in general, the Portfolio performed better than its benchmark index in that the Portfolio’s gross performance was at or above the performance of its benchmark index in each of the one-, three- and five-year periods reported.

C.	Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolio

          The Board, including the Independent Board Members, reviewed the Portfolio’s contractual advisory fee rates compared with the other funds in the Portfolio’s Lipper category. It also compared the Portfolio’s total expenses, as well as actual management fees, to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

          The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Portfolio and each fund the Board currently oversees for the year ended December 31, 2008 compared to aggregate profitability data provided for the year ended December 31, 2007. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

          The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Board considered BlackRock’s operating margin in general compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. The comparison indicated that operating margins for BlackRock with respect to its registered funds are consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms, which concluded that larger asset bases do not, in themselves, translate to higher profit margins.

          In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

          The Board noted that the Portfolio’s contractual advisory fees, which do not take into account any expense reimbursement or fee waivers, were lower than or equal to the median contractual advisory fees paid by the Portfolio’s Peers.

          D.          Economies of Scale

          The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Portfolio. The Board considered that the funds in the BlackRock fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

          E.          Other Factors

          The Board also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from its relationship with the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Portfolio, including for administrative and distribution services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

          In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

          The Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2010 and the Sub-Advisory Agreement between the Manager and Sub-Advisor with respect to the Portfolio for a one-year term ending June 30, 2010. Based upon their evaluation of all these factors in their totality, the Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Master LLC	Length of Time Served as a Director [2]	Principal Occupation(s) During Past Five Years	Number of BlackRock – Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Directors [1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 106 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.

				36 RICs consisting of 106 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.

				36 RICs consisting of 106 Portfolios	None

Dr. Matina Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 106 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director and Member of the Audit Committee	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.

				36 RICs consisting of 106 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 106 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr. 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				36 RICs consisting of 106 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 106 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

				36 RICs consisting of 106 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Chair of the Audit Committee and Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member, Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants from 2007 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

			36 RICs consisting of 106 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

			36 RICs consisting of 106 Portfolios	None

[1]

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served as a director for the Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows directors as joining the Master LLC board in 2007, each director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, Jr., 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999 and Frederick W. Winter, 1999.

Interested Directors [1]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007

Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Directors, State Street Research Mutual Funds from 2000 to 2005; Chairman, SSR Realty from 2000 to 2004

			173 RICs consisting of 304 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

			173 RICs consisting of 304 Portfolios	None

[1]

Mr. Davis is an “interested person” as defined in the Investment Company Act of 1940, of the Master LLC based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

Name, Address and Year of Birth	Position(s) Held with the Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years

Master LLC Officers [1]

Anne F. Ackerley 55 East 52nd Street New York, NY 10055 1962	President and Chief Executive Officer	Since 2009

Managing Director of BlackRock, Inc. since 2000; Vice President of the BlackRock-advised funds from 2007 to 2009; Chief Operating Officer of BlackRock’s Global Client Group (GCG) since 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group from 2006 to 2009; Head of BlackRock’s Mutual Fund Group from 2000 to 2006.

Jeffrey Holland, CFA 55 East 52nd Street New York, NY 10055 1971	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2006 to 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2009; Co-head of Product Development and Management for BlackRock’s U.S. Retail Group from 2007 to 2009; Product Manager of Raymond James & Associates from 2003 to 2006.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Neal J. Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay M. Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Howard B. Surloff 55 East 52nd Street New York, NY 10055 1965	Secretary	Since 2007	Managing Director and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

[1]	Officers of the Master LLC serve at the pleasure of the Board.

Additional Information

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodian
JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Availability of Proxy Voting

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended December 31 is available (1) at www.blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End

Master Mid Cap Index Series of Quantitative Master Series LLC	$25,500	$25,300	$0	$0	$9,200	$9,200	$0	$0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End

Master Mid Cap Index Series of Quantitative Master Series LLC	$416,700	$414,200

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $407,500, 0%

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Mid Cap Index Series of Quantitative Master Series LLC

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
Master Mid Cap Index Series of Quantitative Master Series LLC

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Master Mid Cap Index Series of Quantitative Master Series LLC

Date: February 23, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Mid Cap Index Series of Quantitative Master Series LLC

Date: February 23, 2010